Aristotle Value Equity Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Consumer Discretionary - 5.4%
Cie Generale des Etablissements Michelin SCA - ADR	749,900	$13,468,204
Lennar Corp. - Class A	157,400	23,458,896
Lennar Corp. - Class B	78	10,456
		36,937,556

Consumer Staples - 7.7%
Coca-Cola Co.	243,600	14,355,348
Constellation Brands, Inc. - Class A	50,400	12,184,200
Procter & Gamble Co.	90,300	13,232,562
Sysco Corp.	168,400	12,315,092
		52,087,202

Energy - 4.2%
Coterra Energy, Inc.	557,600	14,229,952
Phillips 66	109,000	14,512,260
		28,742,212

Financials - 16.3%
Ameriprise Financial, Inc.	51,900	19,713,177
Blackstone, Inc.	130,200	17,045,784
Capital One Financial Corp.	135,100	17,714,312
Commerce Bancshares, Inc./MO	130,300	6,959,323
Cullen/Frost Bankers, Inc.	93,900	10,187,211
Mitsubishi UFJ Financial Group, Inc. - ADR	1,170,600	10,078,866
PNC Financial Services Group, Inc.	82,700	12,806,095
US Bancorp	370,800	16,048,224
		110,552,992

Health Care - 10.9%
Alcon, Inc.	176,400	13,780,368
Amgen, Inc.	61,000	17,569,220
Danaher Corp.	68,800	15,916,192
Medtronic PLC	129,000	10,627,020
Merck & Co., Inc.	146,300	15,949,626
		73,842,426

Industrials - 11.9%
General Dynamics Corp.	53,000	13,762,510
Honeywell International, Inc.	72,600	15,224,946
Oshkosh Corp.	95,100	10,309,791
Parker-Hannifin Corp.	52,100	24,002,470
Veralto Corp. (a)	23,166	1,905,635
Xylem, Inc./NY	136,100	15,564,396
		80,769,748

Information Technology - 13.0%
Adobe, Inc.(a)	40,900	24,400,940
Microchip Technology, Inc.	220,400	19,875,672
Microsoft Corp.	79,100	29,744,764
Teledyne Technologies, Inc.(a)	32,000	14,281,280
		88,302,656

Materials - 10.4%
Corteva, Inc.	386,600	18,525,872
Ecolab, Inc.	75,200	14,915,920
Martin Marietta Materials, Inc.	43,800	21,852,258
RPM International, Inc.	140,800	15,717,504
		71,011,554

Technology - 10.4%
ANSYS, Inc.(a)	57,800	20,974,464
Autodesk, Inc.(a)	67,900	16,532,292
QUALCOMM, Inc.	115,100	16,646,913
Sony Group Corp. - ADR	175,000	16,570,750
		70,724,419

Utilities - 4.4%
Atmos Energy Corp.	136,400	15,808,760
Xcel Energy, Inc.	224,000	13,867,840
		29,676,600
TOTAL COMMON STOCKS (Cost $482,545,206)		642,647,365

REAL ESTATE INVESTMENT TRUSTS - 3.4%	Shares	Value
Crown Castle, Inc.	93,400	10,758,746
Equity LifeStyle Properties, Inc.	170,800	12,048,232
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,039,449)		22,806,978

TOTAL INVESTMENTS - 98.0% (Cost $507,584,655)		$665,454,343
Other Assets in Excess of Liabilities - 2.0%		13,734,667
TOTAL NET ASSETS - 100.0%		$679,189,010

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.